Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Unbilled revenue from construction contracts	$ 361	$ 297	$ 278
Retentions held by customers in respect of construction contracts	$ 204	$ 202	$ 206